Financial instruments - Renegotiated Portfolio and Impairment Provision for Doubtful Receivables (Details) $ in Thousands	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) employee
Financial instruments [Line Items]
Total Gross Book Value	$ 1,087,420	$ 654,073
Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	1,273	1,517
Portfolio under no renegotiated terms	$ 1,005,437	$ 599,637
Number of customers under renegotiated terms	82	126
Portfolio under renegotiated terms, gross	$ 1,545	$ 1,027
Receivables due from related parties, current
Financial instruments [Line Items]
Total Gross Book Value	83,000	86,869
Impairment Estimate	$ 1,378	$ 717
Between 1 and 30 days
Financial instruments [Line Items]
Expected credit loss rate	1.00%	8.00%
Total Gross Book Value	$ 30,187	$ 22,633
Impairment Estimate	$ 391	$ 1,856
Between 1 and 30 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	149	112
Portfolio under no renegotiated terms	$ 30,116	$ 22,632
Number of customers under renegotiated terms	4	0
Portfolio under renegotiated terms, gross	$ 71	$ 0
Between 31 and 60 days
Financial instruments [Line Items]
Expected credit loss rate	7.00%	32.00%
Total Gross Book Value	$ 1,457	$ 2,113
Impairment Estimate	$ 108	$ 673
Between 31 and 60 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	25	18
Portfolio under no renegotiated terms	$ 1,352	$ 2,114
Number of customers under renegotiated terms	2	0
Portfolio under renegotiated terms, gross	$ 105	$ 0
Between 61 and 90 days
Financial instruments [Line Items]
Expected credit loss rate	6.00%	34.00%
Total Gross Book Value	$ 3,336	$ 1,015
Impairment Estimate	$ 186	$ 346
Between 61 and 90 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	2	11
Portfolio under no renegotiated terms	$ 2,632	$ 1,015
Number of customers under renegotiated terms	3	0
Portfolio under renegotiated terms, gross	$ 704	$ 0
More than 91 days
Financial instruments [Line Items]
Expected credit loss rate	81.00%	71.00%
Total Gross Book Value	$ 3,873	$ 3,874
Impairment Estimate	$ 3,126	$ 2,753
More than 91 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms | customer	10
Portfolio under no renegotiated terms	$ 235
Number of customers under renegotiated terms | customer	0
Portfolio under renegotiated terms, gross	$ 0
Between 91 and 120 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms | employee		7
Portfolio under no renegotiated terms		$ 202
Number of customers under renegotiated terms | employee		0
Portfolio under renegotiated terms, gross		$ 0
Between 121 and 150 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	1	3
Portfolio under no renegotiated terms	$ 84	$ 43
Number of customers under renegotiated terms	0	0
Portfolio under renegotiated terms, gross	$ 0	$ 0
Between 151 and 180 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	2	3
Portfolio under no renegotiated terms	$ 180	$ 4
Number of customers under renegotiated terms	1	0
Portfolio under renegotiated terms, gross	$ 7	$ 0
Between 181 and 210 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	4	3
Portfolio under no renegotiated terms	$ 67	$ 130
Number of customers under renegotiated terms	2	0
Portfolio under renegotiated terms, gross	$ 27	$ 0
Between 211 and 250 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	7	1
Portfolio under no renegotiated terms	$ 192	$ 1
Number of customers under renegotiated terms	3	2
Portfolio under renegotiated terms, gross	$ 54	$ 4
More than 250 days | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	76	80
Portfolio under no renegotiated terms	$ 2,726	$ 2,597
Number of customers under renegotiated terms	55	117
Portfolio under renegotiated terms, gross	$ 301	$ 893
Current
Financial instruments [Line Items]
Expected credit loss rate		1.00%
Total Gross Book Value	968,129	$ 571,029
Impairment Estimate	$ 948	$ 4,724
Current | Uncollateralized Portfolio
Financial instruments [Line Items]
Number of customers under no renegotiated terms	997	1,279
Portfolio under no renegotiated terms	$ 967,853	$ 570,899
Number of customers under renegotiated terms	12	7
Portfolio under renegotiated terms, gross	$ 276	$ 130
Trade
Financial instruments [Line Items]
Total Gross Book Value	1,006,982	600,664
Impairment Estimate	$ 4,759	$ 10,352